Quarterly Financial Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended																6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 396,173		$ 393,977	[1]	$ 416,979	[1]	$ 443,391	[1]	$ 373,477	[1]	$ 439,500	[1]	$ 473,251	[1]	$ 492,915	[1]	$ 906,440	$ 860,370				$ 1,650,520	$ 1,779,143	$ 1,658,729
Gross profit	41,714	[2]	44,397	[1]	47,121	[1]	49,954	[1]	63,336	[1],[3]	38,077	[1]	44,231	[1]	50,026	[1]	98,616	97,075	94,257	141,472	132,334	183,186	195,670	162,034
Income (loss) before provision for (benefit from) income taxes and equity income	12,532		17,645	[1]	(21,063)	[1],[4]	21,971	[1]	35,848	[1]	10,779	[1]	17,498	[1]	21,712	[1]	6,058	908	39,210	18,553	49,989	31,085	85,837	67,291
Net income (loss)	7,602		11,137	[1]	(19,891)	[1]	14,047	[1]	23,570	[1]	7,280	[1]	10,268	[1]	14,170	[1]	(5,585)	(5,844)	24,438	5,293	31,718	12,895	55,288	42,145
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc.	$ 7,501		$ 11,032	[1]	$ (20,005)	[1]	$ 13,993	[1]	$ 23,590	[1]	$ 7,283	[1]	$ 10,201	[1]	$ 14,058	[1]	$ (5,744)	$ (6,012)	$ 24,259	$ 5,020	$ 31,542	$ 12,521	$ 55,132	$ 41,633
Net income (Loss) attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$ 0.36		$ 0.52	[1]	$ (0.95)	[1]	$ 0.66	[1]	$ 1.12	[1]	$ 0.35	[1]	$ 0.48	[1]	$ 0.67	[1]	$ (0.27)	$ (0.28)	$ 1.15	$ 0.24	$ 1.49	$ 0.59	$ 2.61	$ 1.97

[1]	The above data have been adjusted for prior period revisions discussed in note 2, "Summary of Significant Accounting Policies" and as illustrated in note 22, "Revision of Prior Period Financial Statements (Unaudited)".
[2]	Includes $4,775 gain from liquidation of LIFO inventory layers.
[3]	Includes $15,236 gain from liquidation of LIFO inventory layers.
[4]	Includes $19,612 loss on debt extinguishment and $19,517 profits interest compensation expense.